Contingent liability	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Contingent liability
46	Contingent liability
Other than as disclosed in the previous notes (Note 41), the Group did not have any significant contingent liability as of December 31, 2021 and 2022.